Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Property, Plant and Equipment [Abstract]
Beginning balance	$ 44,310
Ending balance	39,364	$ 44,310
Unpaid additions to property, plant and equipment	894	1,788
Cost [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	78,841	75,095
Additions	4,980	8,788
Business combinations		3,368
Disposals	(8,357)	(5,239)
Foreign currency translation adjustment	(2,150)	(3,171)
Ending balance	73,314	78,841
Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	34,531	34,963
Depreciation	5,469	5,444
Disposals	(5,239)	(4,464)
Foreign currency translation adjustment	(811)	(1,412)
Ending balance	33,950	34,531
Land and Land Improvements [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	3,069
Ending balance	2,807	3,069
Land and Land Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	4,359	4,522
Additions	0	17
Business combinations		0
Disposals	(192)	0
Foreign currency translation adjustment	(76)	(180)
Ending balance	4,091	4,359
Land and Land Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	1,290	1,295
Depreciation	47	48
Disposals	0	0
Foreign currency translation adjustment	(53)	(53)
Ending balance	1,284	1,290
Buildings [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	25,685
Ending balance	23,736	25,685
Buildings [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	32,346	31,951
Additions	1,116	3,048
Business combinations		0
Disposals	(3,378)	(1,413)
Foreign currency translation adjustment	(592)	(1,240)
Ending balance	29,492	32,346
Buildings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	6,661	7,333
Depreciation	667	604
Disposals	(1,452)	(994)
Foreign currency translation adjustment	(120)	(282)
Ending balance	5,756	6,661
Equipment [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	13,925
Ending balance	11,557	13,925
Equipment [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	39,088	35,574
Additions	3,700	5,677
Business combinations		3,105
Disposals	(4,623)	(3,651)
Foreign currency translation adjustment	(1,329)	(1,617)
Ending balance	36,836	39,088
Equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	25,163	25,207
Depreciation	4,391	4,420
Disposals	(3,673)	(3,440)
Foreign currency translation adjustment	(602)	(1,024)
Ending balance	25,279	25,163
Leasehold Improvements [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	1,631
Ending balance	1,264	1,631
Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	3,048	3,048
Additions	164	46
Business combinations		263
Disposals	(164)	(175)
Foreign currency translation adjustment	(153)	(134)
Ending balance	2,895	3,048
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment [Abstract]
Beginning balance	1,417	1,128
Depreciation	364	372
Disposals	(114)	(30)
Foreign currency translation adjustment	(36)	(53)
Ending balance	$ 1,631	$ 1,417